Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Schedule of Current Liabilities and Non-Current Liabilities
Following are the contractual conditions of the Group’s interest bearing loans and credit, which are measured based on amortized cost. Additional information regarding the Group’s exposure to interest risks, foreign currency and liquidity risk is provided in Note 31, in connection with financial instruments.

	As at December 31
	2017	2016
	$ thousands
Current liabilities
Short-term loans from banks, financial institutions and others (1)	317,684	213,417
	317,684	213,417
Current maturities of long-term liabilities:
Loans from banks, financial institutions and others	123,908	251,803
Non-convertible debentures	6,364	10,617
Liability in respect of financing lease	-	6,976
	130,272	269,396
Total current liabilities	447,956	482,813
Non-current liabilities
Loans from banks and financial institutions	627,150	1,903,323
Non-convertible debentures	91,122	867,287
Liability in respect of financing lease	-	88,169
Other long-term balances	543	240,213
Total other long-term liabilities	718,815	3,098,992
Less current maturities	(130,272)	(269,396)
Total non-current liabilities	588,543	2,829,596

(1)	Balances as at December 31, 2017 mainly relates to loans from related parties (see Note 30.E).

Schedule of Composition of I.C. Power Loans from Banks and Others
Composition of I.C. Power loans from Banks and Others

				As at		As at
				December 31,2017		December 31,2016
				$ thousands
	Nominal annual Interest rate	Currency	Maturity	Current	Non-Current	Current	Non-Current
Short-term loans from banks
I.C. Power Distribution Holdings
Credit Suisse	LIBOR + 4%	USD	2017	—	—	119,487	—
Samay
Interbank	2.9%	USD	2017	—	—	31,945	—
DEOCSA
Various entities	LIBOR + 4.75%	USD	2017	—	—	18,000	—
DEORSA
Various entities	LIBOR + 4.75%	USD	2017	—	—	12,000	—
CDA
Banco de Crédito del Perú	0.83%	USD	2017	—	—	14,000	—
PQP
Banco Industrial Guatemala	4.75%	USD	2017	—	—	6,000	—
Cobee
Various entities	4.2% / 5.5%	BOB	2016/2017	—	—	4,499	—
Nejapa

Scotiabank El Salvador	5.50%	USD	2017	—	—	4,200	—
Empresa Energética Corinto Ltd
Banco de América Central (BAC)	5.25%	USD	2017	—	—	1,586	—
Cepp
Scotiabank	2.4%	USD	2017	—	—	1,000	—
BHD Bank	2.53%	USD	2017	—	—	200	—
Surenergy
Banco Davivienda	DTF + 4.5%	COP	2017	—	—	500	—
Short-term loans from banks

Subtotal				—	—	213,417	—

Loans from Banks and others
Financial institutions:
Cerro del Aguila
Tranche A	LIBOR+4.25% - LIBOR +5.50%	USD	2024	—	—	15,344	320,437
Tranche B	LIBOR+4.25% - LIBOR +6.25%	USD	2024	—	—	—	180,896
Tranche 1D	LIBOR+2.75% - LIBOR +3.60%	USD	2024	—	—	1,760	38,697
Tranche 2D	LIBOR+2.75% - LIBOR +3.60%	USD	2027	—	—	—	21,959

				As at		As at
				December 31,2017		December 31,2016
				$ thousands
	Nominal annual Interest rate	Currency	Maturity	Current	Non-Current	Current	Non-Current
Samay I
Sumitomo /HSBC / Bank of Tokyo	LIBOR+2.125% - LIBOR +2.625%	USD	2021	—	—	5,047	302,247
Central Cardones
Tranche One
BCI / Banco Itaú	LIBOR+1.90%	USD	2021	—	—	3,781	18,228
Tranche Two
BCI / Banco Itaú	LIBOR+2.75%	USD	2021	—	—	—	13,383
Colmito
Banco Bice	7.90%	CLP	2028	—	—	625	16,121
Consorcio Eólico Amayo, S.A.(I)
Banco Centroamericano de Integración Económica	8.45% - LIBOR +4%	USD	2023	—	—	5,307	37,376
Consorcio Eólico Amayo (Fase II), S.A.
Various entities	LIBOR+5.75%, 8.53%,10.76%	USD	2025	—	—	3,029	28,250
Empresa Energética Corinto, Ltd.
Banco de América Central (BAC)	8.35%	USD	2018	—	—	3,124	3,402
Tipitapa Power Company, Ltd.
Banco de América Central (BAC)	8.35%	USD	2018	—	—	2,801	3,328
Jamaica Private Power Company
Royal Bank of Canada	LIBOR + 5.50%	USD	2017	—	—	824	—
Burmeister & Wain Scandinavian Contractor A/S	3.59%	USD	2018	—	—	338	233
PQP
Banco Industrial	LIBOR + 4.50%	USD	2021	—	—	2,374	9,632
Surpetroil S.A.S
Banco de Occidente S.A	IBR + 5.87%	COP	2018	—	—	504	375
Banco Pichincha	DTF + 3%	COP	2017	—	—	100	—
Kanan
Scotiabank	LIBOR + 3.5%	USD	2021	—	—	46,094	—
Overseas Investments Peru
Credit Suisse (D)	LIBOR + 5%-6.5%	USD	2017	99,964	—	97,274	—
DEORSA
Syndicated Loan – various banks	LIBOR + 4.7% - LIBOR + 4.75%	USD	2021/2025	—	—	10,167	67,857
Syndicated Loan - various banks	TAPP minus 5.6% - TAPP minus 6.1%	GTQ	2021/2025	—	—	4,687	30,653

				As at		As at
				December 31,2017		December 31,2016
				$ thousands
	Nominal annual Interest rate	Currency	Maturity	Current	Non-Current	Current	Non-Current
DEOCSA
Syndicated Loan – various banks	LIBOR + 4.7% - LIBOR + 4.75%	USD	2021/2025	—	—	16,876	107,488
Syndicated Loan - various banks	TAPP minus 5.6% - TAPP minus 6.1%	GTQ	2021/2025	—	—	6,215	43,127
RECSA
Banco G&T Continental	TAPP + 6.63%	GTQ	2020	—	—	931	3,722
OPC Rotem Ltd
Lenders Consortium (E)	4.85% - 5.36%	NIS	2031	23,944	463,160	20,290	344,240
OPC Hadera
Facility B—Amitim and Menora Pension Funds (F)	7.75%	NIS	2029	—	40,092	4,311	47,425
IC Power Asua Development Ltd
Bank Hapoalim New York	0.75%	USD	2019	—	—	—	12,000
AGS
Veolia Energy Israel Ltd		NIS	2019	—	—	—	444
Sub total				123,908	503,242	251,803	1,651,520

Liabilities in respect of finance leases:
Kallpa Generación
Banco de Crédito del Perú	7.15%	USD	2023	—	—	6,624	81,193
Surpetroil S.A.S.
Banco de Occidente S.A.	DTF + 3.5%	COP	2017	—	—	223	—
DEORSA
Arrendadora Agromercantil	TAPP minus 2.47%	GTQ	2017	—	—	129	—
Sub total				—	—	6,976	81,193

Debentures
Cobee
Bonds Cobee III-1B	6.50%	USD	2017	—	—	1,750	—
Bonds Cobee III-1C (bolivianos)	9.00%	BOB	2020	—	—	1,586	4,757
Bonds Cobee III-2	6.75%	USD	2017	—	—	5,000	—
Bonds Cobee III-3 (bolivianos)	7.00%	BOB	2022	—	—	—	6,160
Bonds Cobee IV-1A	6.00%	USD	2018	—	—	—	3,988
Bonds Cobee IV-1B	7.00%	USD	2020	—	—	—	3,980
Bonds Cobee IV-1C (bolivianos)	7.80%	BOB	2024	—	—	—	12,030
Cobee Bonds-IV Issuance 3	6.70%	USD	2019	—	—	—	4,973
Cobee Bonds-IV Issuance 4 (bolivianos)	7.80%	BOB	2024	—	—	—	15,039
Cobee Bonds-IV Issuance 5 (bolivianos)	5.75%	BOB	2026	—	—	1,950	17,697

				As at		As at
				December 31,2017		December 31,2016
				$ thousands
	Nominal annual Interest rate	Currency	Maturity	Current	Non-Current	Current	Non-Current
Inkia Energy Ltd
Inkia Bonds	8.38%	USD	2021	—	—	—	447,904
Kallpa Generación
Kallpa Bonds	4.88%	USD	2026	—	—	—	325,970
Cepp
Cepp Bonds	6.00%	USD	2019	—	—	—	9,945
Cobee
Cobee Bonds (Premium)		USD-BOB	2017-2024	—	—	331	4,227
OPC Energy Ltd
Bonds – Series A (G)	4.45%	NIS	2030	6,364	84,758	—	—
Sub total				6,364	84,758	10,617	856,670
Total				130,272	588,000	482,813	2,589,383

Schedule of Classification based on Currencies and Interest Rates
Classification based on currencies and interest rates

	Weighted-average interest rate December 31	As at December 31
	2017	2017	2016
	%	$ thousands
Current liabilities (without current maturities)

Short-term loans from financial institutions
In dollars		-	208,418
In other currencies		-	4,999
		-	213,417

Non-current liabilities (including current maturities)

Debentures
In dollars		-	804,052
In other currencies	4.80%	91,122	63,235
		91,122	867,287
Loans from financial institutions (including financing lease)
In dollars	7.90%	99,964	1,467,369
In shekels	4.80%	527,186	416,710
In quetzales		-	89,464
In other currencies		-	17,948
		627,150	1,991,491
		718,272	2,858,778

Schedule of Information Regarding the Financing Lease Liability Broken Down by Payment Dates
Information regarding the financing lease liability broken down by payment dates is presented below:

	As at December 31, 2017			As at December 31, 2016
	Minimum future lease rentals	Interest component	Present value of minimum lease rentals	Minimum future lease rentals	Interest component	Present value of minimum lease rentals
	$ thousands
Less than one year	-	-	-	13,016	6,040	6,976
From one year to five years	-	-	-	85,849	19,217	66,632
More than five years	-	-	-	15,207	646	14,561
	-	-	-	114,072	25,903	88,169

Schedule of Main Covenants that the Group and Certain Group Entities must Comply with During the Term of the Debts
As at December 31, 2017, the main covenants that certain Group entities must comply with during the term of the debts were as follows:

Covenant
Group entities	Debt service to coverage ratio
OPC Rotem	Not less than 1.25